INFORMATION ON GEOGRAPHIC AREAS AND MAJOR CUSTOMERS (Schedule of Accounts Receivable of Major Customers) (Details) - Accounts Receivable [Member] - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Customer one [Member]
Concentration Risk [Line Items]
Percentage	14.00%	13.00%
Customer two [Member]
Concentration Risk [Line Items]
Percentage		12.00%